Significant Accounting Policies - Schedule of Future Minimum Lease Payments - ASC 842 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
2025	¥ 40,625
2026	24,461
2027	392
Total future lease payments	65,478
Impact of discounting remaining lease payments	(2,971)
Total lease liabilities	62,507
- Short-term portion	¥ 39,723	¥ 40,942
Operating Lease, Liability, Current, Statement of Financial Position	Accruals and other current liabilities(including amounts of the consolidated VIEs of RMB3,521,896 and RMB2,885,794 as of December 31, 2023 and December 31, 2024, respectively)	Accruals and other current liabilities(including amounts of the consolidated VIEs of RMB3,521,896 and RMB2,885,794 as of December 31, 2023 and December 31, 2024, respectively)
- Long-term portion	¥ 22,784
Operating Lease, Liability, Noncurrent, Statement of Financial Position	Other long-term liabilities(including amounts of the consolidated VIEs of RMB33,495 and RMB15,646 as of December 31, 2023 and December 31, 2024, respectively)